united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/19

Item 1. Schedule of Investments.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 88.7%
	AEROSPACE & DEFENSE - 4.5%
1,514,000	General Dynamics Corp., 3M Libor + 0.29% #	2.987	5/11/2020	$1,517,577
985,000	United Technologies Corp., 3M Libor + 0.35% #	2.929	11/1/2019	986,160
				2,503,737
	AUTOMOBILES MANUFACTURING - 8.7%
751,000	American Honda Finance Corp., 3M Libor + 0.27% #	2.862	7/20/2020	752,093
635,000	Ford Motor Credit Co. LLC, 3M Libor + 0.93% #	3.495	11/4/2019	635,945
247,000	Ford Motor Credit Co. LLC, 3M Libor + 1.00% #	3.592	1/9/2020	247,274
600,000	Ford Motor Credit Co. LLC, 3M Libor + 0.79% #	3.387	6/12/2020	599,411
1,183,000	General Motors Financial Co., Inc., 3M Libor + 0.80% #	3.365	8/7/2020	1,182,608
1,486,000	Toyota Motor Credit Corp., 3M Libor + 0.17% #	2.785	9/18/2020	1,487,257
				4,904,588
	BANKS - 7.1%
1,212,000	Branch Banking & Trust Co., 3M Libor + 0.45% #	3.047	1/15/2020	1,214,441
383,000	Capital One NA, 3M Libor + 0.77% #	3.373	9/13/2019	383,626
1,015,000	PNC Bank NA, 3M Libor + 0.36% #	3.043	5/19/2020	1,017,513
1,367,000	Wells Fargo Bank NA, 3M Libor + 0.65% #	3.258	12/6/2019	1,371,929
				3,987,509
	BIOTECHNOLOGY - 1.2%
672,000	Amgen, Inc., 3M Libor + 0.60% #	3.263	5/22/2019	672,241

	CABLE & SATELLITE - 2.0%
1,129,000	Comcast Corp. 3M Libor + 0.33% #	2.922	10/1/2020	1,131,465

	CHEMICALS - 0.4%
245,000	The Sherwin-Williams Co.	7.250	6/15/2019	246,265

	COMMUNICATIONS EQUIPMENT - 3.1%
835,000	Apple, Inc., 3M Libor + 0.20% #	2.765	2/7/2020	836,232
642,000	Apple, Inc., 3M Libor + 0.25% #	2.947	2/7/2020	643,058
268,000	Apple, Inc., 3M Libor + 0.07% #	2.767	5/11/2020	268,106
				1,747,396
	CONSTRUCTION MATERIALS MANUFACTURING - 3.0%
1,703,000	Martin Marietta Materials, Inc., 3M Libor + 0.50% #	3.133	12/20/2019	1,703,818

	CONSUMER FINANCE - 8.7%
894,000	American Express Credit Corp., 3M Libor + 0.49% #	3.174	8/15/2019	895,111
95,000	American Express Credit Corp., 3M Libor + 0.43% #	3.045	3/3/2020	95,190
1,010,000	American Express Credit Corp., 3M Libor + 0.53% #	3.208	5/17/2021	1,014,669
1,111,000	Capital One Financial Corp., 3M Libor + 0.76% #	3.458	5/12/2020	1,116,730
367,000	Capital One Financial Corp., 3M Libor + 0.45% #	3.033	10/30/2020	367,254
1,407,000	Synchrony Financial, 3M Libor + 1.23% #	3.806	2/3/2020	1,412,719
				4,901,673
	DIVERSIFIED BANKS - 9.4%
1,710,000	Bank of Montreal, 3M Libor + 0.65% #	3.251	7/18/2019	1,712,382
1,530,000	Citigroup, Inc., 3M Libor + 0.79% #	3.374	1/10/2020	1,536,567
1,176,000	JPMorgan Chase & Co., 3M Libor + 1.21% #	3.787	10/29/2020	1,192,280
843,000	Royal Bank of Canada, 3M Libor + 0.39% #	2.973	4/30/2021	846,618
				5,287,847
	ELECTRICAL EQUIPMENT MANUFACTURING - 2.1%
1,200,000	Honeywell International, Inc., 3M Libor + 0.04% #	2.623	10/30/2019	1,200,392

	ENTERTAINMENT CONTENT - 2.2%
1,000,000	The Walt Disney Co., 3M Libor + 0.13% #	2.745	3/4/2020	1,001,287
244,000	The Walt Disney Co., 3M Libor + 0.19% #	2.789	6/5/2020	244,347
				1,245,634

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	FINANCIAL SERVICES - 4.1%
1,000,000	Goldman Sachs Group, Inc. 3M Libor + 1.02% #	3.612	10/23/2019	$1,004,146
55,000	Goldman Sachs Group, Inc. 3M Libor + 0.80% #	3.408	12/13/2019	55,082
646,000	Goldman Sachs Group, Inc. 3M Libor + 1.20% #	3.811	9/15/2020	653,034
589,000	Morgan Stanley, 3M Libor + 1.14% #	3.722	1/27/2020	592,984
				2,305,246
	FOOD & BEVERAGE - 2.3%
1,270,000	Campbell Soup Co., 3M Libor + 0.50% #	3.115	3/16/2020	1,268,622

	HEALTH CARE FACILITIES & SERVICES - 1.3%
747,000	Quest Diagnotics, Inc.	2.500	3/30/2020	744,520

	LIFE INSURANCE - 0.7%
415,000	New York Life Global Funding, 3M Libor + 0.39% #, 144A	2.971	10/24/2019	415,567

	MACHINERY MANUFACTURING - 6.8%
1,123,000	Caterpillar Financial Services Corp., 3M Libor + 0.18% #	2.864	5/15/2020	1,124,579
874,000	Caterpillar Financial Services Corp., 3M Libor + 0.25% #	2.896	8/26/2020	875,527
523,000	John Deere Capital Corp., 3M Libor + 0.29% #	2.877	10/9/2019	523,489
550,000	John Deere Capital Corp., 3M Libor + 0.30% #	2.908	3/13/2020	551,244
715,000	John Deere Capital Corp., 3M Libor + 0.26% #	2.861	9/10/2021	715,200
				3,790,039
	MANAGED CARE - 2.0%
1,143,000	UnitedHealth Group, Inc. 3M Libor + 0.26% #	2.871	6/15/2021	1,143,250

	MASS MERCHANTS - 2.7%
659,000	Walmart, Inc., 3M Libor - 0.03% #	2.562	10/9/2019	658,937
829,000	Walmart, Inc., 3M Libor + 0.23% #	2.832	6/23/2021	831,937
				1,490,874
	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.0%
1,699,000	Medtronic, Inc., 3M Libor + 0.80% #	3.411	3/15/2020	1,709,476

	PROPERTY & CASUALTY INSURANCE - 3.8%
1,309,000	Allstate Corp., 3M Libor + 0.43% #	3.031	3/29/2021	1,311,161
793,000	Berkshire Hathaway Finance Corp., 3M Libor + 0.26% #	2.944	8/15/2019	793,654
				2,104,815
	RETAIL - CONSUMER DISCRETIONARY - 4.9%
1,258,000	The Home Depot, Inc., 3M Libor + 0.15% #	2.749	6/5/2020	1,260,204
1,484,000	Lowe's Cos, Inc., 3M Libor + 0.42% #	3.021	9/10/2019	1,486,122
				2,746,326
	SEMICONDUCTORS - 1.1%
625,000	Intel Corp., 3M Libor + 0.08% #	2.777	5/11/2020	625,558

	SOFTWARE & SERVICES - 0.9%
476,000	Oracle Corp., 3M Libor + 0.51% #	3.099	10/8/2019	477,083

	TRANSPORTATION & LOGISTICS - 0.9%
497,000	Penske Truck Leasing Co. 144A	3.050	1/9/2020	496,832

	UTILITIES - 0.2%
108,000	Arizona Public Service Co.	2.200	1/15/2020	107,609

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.6%
880,000	Verizon Communications, Inc., 3M Libor + 0.37% #	3.054	8/15/2019	880,788

	TOTAL CORPORATE BONDS (Cost $49,808,839)			49,839,170

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	U.S. TREASURY BILLS * - 10.9%
2,450,000	United States Treasury Bill	0.000	6/4/2019	$2,444,533
2,290,000	United States Treasury Bill	0.000	6/13/2019	2,283,476
1,400,000	United States Treasury Bill	0.000	6/20/2019	1,395,381
	TOTAL U.S. TREASURY BILLS (Cost $6,123,406)			6,123,390

	TOTAL INVESTMENTS - 99.6% (Cost - $55,932,245)			$55,962,560
	OTHER ASSETS LESS LIABILITIES - 0.4%			217,393
	NET ASSETS - 100.0%			$56,179,953

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At April 30, 2019 144A securities amounted to $912,399 or 1.62% of net assets.
* Zero Coupon Bonds
# Floating Rate Bond - Rate represented is as of April 30, 2019.
LLC - Limited Liability Corporation
3M Libor - A 3-month average of the LIBOR index.
LP - Limited Partnership.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$49,839,170	$-	$49,839,170
U.S. Treasury Bills	-	6,123,390	-	6,123,390
Total	$-	$55,962,560	$-	$55,962,560

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2019

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2019